Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 238	$ 107	$ 368	$ 330
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(4)	25	19	24
Net change of the effective portion of designated cash flow hedges	(14)	14	2	15
Total comprehensive income (loss)	$ 220	$ 146	$ 389	$ 369